Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	$ 47,990	$ 26,243
Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	47,990	26,243
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	47,990	26,243
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	$ 47,990	$ 26,243